Investments (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Mar. 31, 2020 CNY (¥)
Cash and Cash Equivalents [Line Items]
Interest income	$ 16	¥ 120	¥ 118	¥ 1,370
Investment income, nonoperating				2,300
Loss of equity method investments				(1,416)
Equity Method Investments [Member]
Cash and Cash Equivalents [Line Items]
Loss of equity method investments				1,400
Limited Partner [Member]
Cash and Cash Equivalents [Line Items]
Equity Method Investments					¥ 106,000
Unrealized Gain (Loss) on Investments				50,500
Bank Time Deposits [Member]
Cash and Cash Equivalents [Line Items]
Interest income		¥ 800	¥ 2,700	¥ 1,300